Acquisitions (Tables)	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the estimated fair values of the assets acquired by year of acquisition:

	2015	2014
Current assets	$2.8	$0.5
Property and equipment	20.4	2.6
Goodwill	12.0	1.3
Other intangible assets	31.2	5.5
Total assets acquired	66.4	9.9
Current liabilities	4.3	1.3
Total liabilities assumed	10.1	1.3
Net assets acquired	$56.3	$8.6

Schedule of Purchase Price Allocation to Other Intangible Assets	The following table presents the allocation of the purchase price to other intangible assets:

	2015	2014
Customer lists and contracts	$27.8	$4.3
Noncompete	2.6	1.2
Other	0.8	—
	$31.2	$5.5

Schedule of Weighted Average Remaining Life of Other Intangible Assets	The weighted average life of other intangible assets in years is as follows:

Customer lists and contracts	15
Noncompete	5